Share-Based and Other Compensation Plans - Stock Option Activity (Detail) - Stock Options [Member] $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Number of Stock Options
Outstanding, beginning of year (in shares) | shares	2,084
Granted (in shares) | shares	3
Exercised (in shares) | shares	(852)
Expired (in shares) | shares	(126)
Outstanding, end of year (in shares) | shares	1,109
Exercisable, end of year (in shares) | shares	1,037
Weighted Average Exercise price
Outstanding, beginning of year (in dollars per share) | $ / shares	$ 3.84
Granted (in dollars per share) | $ / shares	19.50
Exercised (in dollars per share) | $ / shares	3.77
Expired (in dollars per share) | $ / shares	5.67
Outstanding, end of year (in dollars per share) | $ / shares	3.71
Exercisable, end of year (in dollars per share) | $ / shares	$ 3.71
Weighted Average remaining contractual term
Outstanding, end of year	5 years 8 months 12 days
Exercisable, end of year	5 years 7 months 6 days
Aggregate intrinsic value
Outstanding, end of year | $	$ 19.6
Exercisable, end of year | $	$ 18.3